Accrued expenses and other liabilities - Product warranties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance at the beginning of the year/period	$ 21,861	$ 18,650
Additions	8,922	9,657
Settlements	(5,967)	(5,813)
Foreign currency translation adjustments	1,221	(633)
Balance at the end of the year/period	26,037	21,861
Current portion of warranty included in "Accrued expenses and other current liabilities"	8,233	6,868
Non-current portion of warranty included in "Provisions"	$ 17,804	$ 14,993	[1]

[1]	Restated (refer to Note 2(c))